Cash and Restricted Cash	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Cash and Cash Equivalents and Restricted Cash
	December 31, 2018	December 31, 2017

Components of cash and restricted cash:
Cash	$1,653	$2,474
Restricted cash	115	115
	$1,768	$2,589

Restricted cash balance includes an amount of $86 (December 31, 2017 - $86) in connection with an irrevocable standby letter of credit in favor of Kitikmeot Inuit Association in connection with the Company’s Committee Bay project.